ASSET RETIREMENT OBLIGATIONS (Details) (CAD) In Millions, unless otherwise specified	Jun. 30, 2014
Asset retirement obligation
Asset retirement obligation (ARO)	168
Accounts payable and other
Asset retirement obligation
Asset retirement obligation (ARO)	64
Other long-term liabilities
Asset retirement obligation
Asset retirement obligation (ARO)	104
Line 3 Replacement Program
Asset retirement obligation
Asset retirement obligation (ARO)	104
EEP | Decommissioning of certain portions of line 6B lakehead system
Asset retirement obligation
Asset retirement obligation (ARO)	64